Schedule of compensation of key management personnel (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Significant Related Party Transactions
Salaries and bonuses	$ 328,952	$ 423,000	$ 96,936	$ 544,854	$ 693,000	$ 121,200
CPF				46,540	59,194	137
Total				$ 591,394	$ 752,194	$ 121,337